Consolidated Statement of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Operating activities
Profit before tax		¥ 394,726	$ 56,779	¥ 451,710		¥ 971,864
Adjustments:
Amortization of intangible asset	[1]	64,939	9,341	38,957		1,012
Bad debt written off/(recovered)		0	0	(5)		40
Depreciation of investment property		348	50	355		376
Depreciation of property, plant and equipment		516,276	74,264	492,826		450,092
Depreciation of right-of-use assets		43,129	6,204	41,458	[2]	43,127	[2]
Dividend income from quoted equity securities		(13)	(2)	(168)		(166)
Exchange (gain)/loss		(273)	(39)	3,271		(1,827)
Fair value gain on foreign exchange forward contract		0	0	0		(999)
Fair value loss/(gain) on quoted equity securities		0	0	(138)		1,196
Finance costs		95,472	13,733	115,928		151,170
(Gain)/loss on disposal of:
- associate (i)		(1,329)	(191)	0		0
- property, plant and equipment		(6,535)	(940)	(1,224)		4,183
- quoted equity securities		(2,291)	(330)	(5,416)		(874)
- right-of-use assets		(3,929)	(565)	(14,714)		(2,574)
Government grants		(176,264)	(25,355)	(152,932)		(209,793)
Interest income		(131,879)	(18,970)	(132,083)		(166,970)
Impairment losses on investment in joint venture		990	142	0		0
Impairment losses on property, plant and equipment		17,278	2,485	7,227		3,920
(Reversal of impairment losses)/impairment losses on trade receivables		41	6	(7,987)		(13,849)
Impairment losses /(reversal of impairment losses) on non-trade receivables		(500)	(72)	(538)		638
Impairment losses/(Reversal of write-down) of inventories, net		54,885	7,895	(9,010)		27,978
Inventories written off		0	0	10,085		0
Property, plant and equipment written off		3,295	474	1,134		7,417
Provision/(reversal) for onerous contract, net		(4,829)	(694)	(8,810)		11,323
Share of loss of associates and joint ventures, net of tax		29,093	4,185	95,895		58,970
Write-back of trade and other payables		0	0	0		(1,052)
Profit before tax after adjustments		892,630	128,400	925,821		1,335,202
Changes in working capital
(Increase)/decrease in inventories		185,879	26,738	(740,835)		(1,687,639)
(Increase)/decrease in trade and other receivables and capitalized contract cost		(7,411)	(1,066)	1,300,470		(238,571)
Increase/(decrease) in trade and other payables and contract liabilities		(1,169,482)	(168,225)	(809,978)		2,241,327
Increase in development properties		(25)	(4)	(202)		(75)
Cash flows from/(used in) operating activities		(98,409)	(14,157)	675,276		1,650,244
Income taxes paid		(21,010)	(3,022)	(170,720)		(234,876)
Net cash flows from/(used in) operating activities		(119,419)	(17,179)	504,556		1,415,368
Investing activities
Additional investment in a joint venture		(1,950)	(280)	(17,640)		0
Development costs		(166,283)	(23,919)	(287,480)		(500,147)
Dividend received from:
- quoted equity securities		47	7	135		166
Interest received		131,331	18,891	125,004		171,556
Proceeds from disposal of:
- property, plant and equipment		9,232	1,328	405		2,385
- quoted equity securities		600	100	6,485		1,354
- right-of-use assets		7,185	1,034	34,123		5,772
- associate (i)		1,000	144	0		0
Proceeds from government grants		193,156	27,785	51,862		123,178
Purchase of property, plant and equipment		(430,966)	(61,993)	(572,047)		(584,676)
(Placement)/withdrawal of fixed deposits with banks, net		123,559	17,773	(79,695)		(5,341)
Net cash flows used in investing activities		(133,048)	(19,138)	(738,848)		(785,753)
Dividends paid to:
- equity holders of the Company		(109,684)	(15,778)	(448,712)		(245,871)
- non-controlling interests		(102,299)	(14,715)	(223,917)		(205,525)
Interest paid and discounting on bills		(95,717)	(13,768)	(115,813)		(148,793)
Contribution by non-controlling interests		53,500	7,696	0		0
Payment of principal portion of lease liabilities		(24,597)	(3,538)	(23,121)		(35,363)
Proceeds from borrowings		2,048,432	294,658	1,938,920		2,230,000
Repayment of borrowings		(1,910,000)	(274,745)	(1,965,920)		(2,056,280)
Net cash flows used in financing activities		(140,365)	(20,190)	(838,563)		(461,832)
Net increase/(decrease) in cash and cash equivalents		(392,832)	(56,507)	(1,072,855)		167,783
Cash and cash equivalents at January 1		4,788,219	688,764	5,877,647		5,753,268
Effect of exchange rate changes on balances in foreign currencies		56,102	8,070	(16,573)		(43,404)
Cash and cash equivalents at December 31		¥ 4,451,489	$ 640,327	¥ 4,788,219		¥ 5,877,647

[1]	The higher amortization charges in 2021 and 2022 are mainly due to the amortization charged on additional Technology
Know-how
recognized during the year which are transferred from Group capitalized development cost upon completion and ready for use.
[2]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million has been offset against the depreciation of right-of-use assets.